TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Provision for income taxes	$ 1,002,298	$ 1,267,025	$ 820,931
Income tax description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023.
Changes in income taxes	$ 667,258	$ 825,899	$ 514,327
Benefit of tax holidays on net income per share	$ 0.15	$ 0.10	$ 0.08
Deferred tax assets valuation allowance	$ 299,511	$ 255,179
Accrued tax liabilities	$ 2,718,687	1,239,708
High And New Technology Enterprises [Member]
Effective income tax rate	15.00%
CHINA
Effective income tax rate	25.00%
Accrued tax liabilities	$ 2,700,000	1,200,000
Tea Essence Limited [Member] | HONG KONG
Effective income tax rate	16.50%
Provision for income taxes	$ 0	$ 0	$ 0